Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited (Details) - Schedule of Balance Sheet - Bright Scholar Education Holdings Limited [Member]
¥ in Thousands, $ in Thousands
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 132,203	$ 20,464	¥ 220,523
Restricted cash, net	646,040	100,000	1,027,110
Amounts due from subsidiaries and VIEs	2,640,221	408,678	2,514,030
Amounts due from related parties, net	6	1	7
Other receivables, deposits and other assets, net	7,104	1,100	69,876
Short-term investments			13,695
Total current assets	3,425,574	530,243	3,845,241
Investment in subsidiaries and VIEs	1,034,925	160,195	1,029,229
Other non-current assets, net	56,277	8,711
Total non-current assets	1,091,202	168,906	1,029,229
TOTAL ASSETS	4,516,776	699,149	4,874,470
Current liabilities
Accounts payable	8	1
Bond payable	1,836,362	284,249
Accrued expenses and other current liabilities	13,340	2,066	19,970
Amounts due to subsidiaries and VIEs	120,239	18,612	97,957
Total current liabilities	1,969,949	304,928	117,927
Non-current liabilities
Other non-current liabilities			1,244
Bond payable			2,017,369
Total non-current liabilities			2,018,613
TOTAL LIABILITIES	1,969,949	304,928	2,136,540
EQUITY
Share capital (US$0.00001 par value; 119,488,962 shares issued and outstanding as of August 31, 2020, 118,928,526 shares issued and outstanding as of August 31, 2021)	8	1	8
Additional paid-in capital	1,727,020	267,324	1,854,262
Accumulated other comprehensive income	168,324	26,055	185,371
Retained earnings	651,475	100,841	698,289
TOTAL EQUITY	2,546,827	394,221	2,737,930
TOTAL LIABILITIES AND EQUITY	¥ 4,516,776	$ 699,149	¥ 4,874,470